Business combinations (Tables)	12 Months Ended
Dec. 31, 2019
Business combinations
Summary of effect of changes in the Group's shareholding

The effect of the changes in the Ecopetrol Business Group ownership interest in Invercolsa is summarized as follow:

(In COP$ millions)	2019

Increase in the ownership interest in Invercolsa at fair value	217,974
(+) Fair value of previously held interest on the date of acquisition of controlling interest	1,107,969
(=) Total fair value of investment in Invercolsa	1,325,943
(-) Carrying amount of previously held interest in Invercolsa	(277,019)
Gain on acquisition acquisition of control of Invercolsa (Note 27)	1,048,924

Summary of the amounts recognised for the assets acquired and the liabilities assumed at the date of acquisition

The table below summarizes the amounts recognized for the assets acquired and the liabilities assumed at the date of acquisition.

		Amount
Item	Note	COP$
Cash and cash equivalent		20,530
Current accounts receivable		195,225
Inventories		19,576
Current tax assets		10,704
Other assets		2,810
Investments in associates (1)		1,824,552
Trade accounts and other accounts receivables		52,820
Property, plant and equipment	14	1,338,947
Deferred tax assets		9,623
Other assets		807
Current loans and borrowings		(137,683)
Trade accounts and other accounts payable		(58,423)
Current provisions for employee benefits		(7,003)
Current tax liabilities		(23,597)
Provisions and contingencies		(8,576)
Other liabilities		(13,650)
Non – Current loans and borrowings		(186,923)
Deferred tax liabilities		(107,629)
Total net assets (2)		2,932,110

(1)The detail of the investments in associates measured at fair value on the date of acquisition is as follows:

Summary of investments in associates measured at fair value on the date of acquisition

Associate	COP$
Gases del Caribe S.A. E.S.P.	1,527,911
Gas Natural del Oriente S.A. E.S.P.	166,685
Gases de la Guajira S.A. E.S.P.	68,608
Extrucol S.A.	28,501
E2 Energía Eficiente S.A. E.S.P.	32,847
1,824,552

(2)These net assets correspond 100% to the Invercolsa Group, the fair value of the non-controlling interest on the date of acquisition was COP$1,606,390.